Annuity Investors Life Insurance Company
P.O. Box 5423
Cincinnati OH 45201-5423



April 27, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-19725
     Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-51971
     Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-51955

Ladies and Gentlemen:

We hereby electronically file an amended annual report for the period ended December 31, 2004 for the above-referenced registrant. The annual report has been amended to reflect that the financial statements of The Timothy Plan - Conservative Growth Portfolio Variable Series became available and were transmitted to the appropriate contract owners or participants. Attachment A to this letter, which lists the names of the investment companies whose financial statements were made a part of such annual report, has likewise been amended. If you have any questions about the filing, please contact Karen M. McLaughlin at 513.651.6199.

Sincerely,

/s/ John P. Gruber
-------------------------
John P. Gruber
Vice President


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Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-19725
Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-51971 Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-51955

                                  ATTACHMENT A

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                                                                                1940 ACT NUMBER
-----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS                                                    811-07452
-AIM V.I.-High Yield Fund-Series I Shares
-AIM V.I. Capital Development Fund-Series I
-AIM V.I. Core Stock Fund-Series I
-AIM V.I. Dynamics Fund-Series I
-AIM V.I. Financial Services Fund-Series I
-AIM V.I. Health Sciences Fund -- Series I
-AIM V.I. Small Cap Equity Fund-Series I
-AIM V.I. Small Company Growth Fund-Series I
-AIM V.I. Total Return Fund-Series I
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE-CLASS I SHARES
AMERICAN CENTURY VP MID CAP VALUE-CLASS I SHARES
AMERICAN CENTURY VP ULTRA(R)-CLASS I SHARES
AMERICAN CENTURY VP VISTA(SM)-CLASS I SHARES
----------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-Initial Shares               811-07044
----------------------------------------------------------------------------------------------------
DREYFUS TECHNOLOGY GROWTH PORTFOLIO-Initial Shares
----------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND-Initial Shares                                         811-05179
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND                                                811-05125
-Dreyfus VIF Appreciation Portfolio-Initial Shares
-Dreyfus VIF Developing Leaders Portfolio-Initial Shares
-Dreyfus VIF Growth and Income Portfolio-Initial Shares
-Dreyfus VIF Money Market Portfolio
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES                                                              811-07736
-Janus Aspen Series Balanced Portfolio Institutional Shares
-Janus Aspen Series Capital Appreciation Portfolio Inst. Shares
-Janus Aspen Series Growth Portfolio Institutional Shares
-Janus Aspen Series International Growth Portfolio Inst. Shares
-Janus Aspen Series Mid Cap Growth Portfolio Inst. Shares
-Janus Aspen Series Worldwide Growth Portfolio Service Shares
----------------------------------------------------------------------------------------------------
OPPENHEIMER-BALANCED FUND/VA-IS
OPPENHEIMER-CAPITAL APPRECIATION FUND/VA-IS
OPPENHEIMER-MAIN STREET FUND(R)/VA-IS
----------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND                                                      811-08009
-PBHG Growth II Portfolio
-PBHG Large Cap Growth Portfolio
-PBHG Mid-Cap Portfolio
-PBHG Select Value Portfolio
-PBHG Technology & Communications Portfolio
----------------------------------------------------------------------------------------------------
PIMCO VIT-REAL RETURN PORTFOLIOS-ADMINISTRATIVE CLASS
PIMCO VIT-TOTAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
----------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS                                                   811-07507
-Scudder VIT EAFE(R) Equity Index Fund
-Scudder VIT Small Cap Index Fund
----------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II                                                      811-06522
----------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.                                           811-06553
-Strong VIF-Mid Cap Growth Fund II
----------------------------------------------------------------------------------------------------
THE TIMOTHY PLAN-CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES                  811-08228
----------------------------------------------------------------------------------------------------
VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                              811-07607
-Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
-Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Van Kampen UIF Value Portfolio-Class I
------------------------------------------------------------------------------- ---------------------


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(logo Great American Financial Resources)

Annuity Investors Life
Insurance Company
PO Box 5423
Cincinnati, Ohio 45201-5423
www.annuityinvestors.com

Shipping Address:
525 Vine Street, 7th Floor
Cincinnati, Ohio 45202

Phone    800-789-6771
Fax      513-412-3766

Dear Commodore Variable Annuity Contract Owner:

Thank you for choosing Annuity Investors Life Insurance Company(R) to help meet your retirement planning needs. Annuity Investors Life Insurance Company is a proud member of the Great American Financial Resources(R), Inc. family of companies, and we appreciate the opportunity to serve you.

The enclosed document is the December 31, 2004 Annual Report information for the underlying investments of your Commodore(R) variable annuity contract, issued by Annuity Investors Life Insurance Company. This document is reflective of your Subaccount allocation as of this date. The annual report for the Timothy Plan Variable Series is not available, but it will be sent to you when it becomes available.

Please note any discussion of performance within the portfolio reports may differ from performance information reported by our company. This is because performance reported by our company includes your contract's fees and charges. Keep in mind, past performance cannot predict or guarantee future returns.

If you have any questions, please contact either your investment professional or the Annuity Investors(R) Life Variable Annuity Service Center at (800) 789-6771. We thank you for your business and look forward to serving you in the future.

Sincerely,

Great American Financial Resources


This report is for the information of owners of, and participants in, contracts issued by Annuity Investors Life Insurance Company. It is authorized for distribution to others only when preceded or accompanied by a current prospectus, which contains complete information, including charges and expenses. For more information or to request a prospectus, call toll free, (800) 789-6771.

PRINCIPAL UNDERWRITER/DISTRIBUTOR:  GREAT AMERICAN        OUR SUBSIDIARIES INCLUDE:  Great American Life Insurance Company(R)
ADVISORS(R), INC., member NASD, and an affiliate of       Annuity Investors Life Insurance Company(R)
Annuity Investors Life Insurance Company, 525 Vine        Loyal American Life Insurance Company(SM)
Street, Cincinnati, OH 45202                              United Teacher Associates Insurance Company
                                                          Great American Life Assurance Company(R) of Puerto Rico

logo Great American Financial Resources)

Annuity Investors Life
Insurance Company
PO Box 5423
Cincinnati, Ohio 45201-5423
www.annuityinvestors.com

Shipping Address:
525 Vine Street, 7th Floor
Cincinnati, Ohio 45202

Phone    800-789-6771
Fax      513-412-3766

Dear Commodore Variable Annuity Contract Owner:

Thank you for choosing Annuity Investors Life Insurance Company(R) to help meet your retirement planning needs. Annuity Investors Life Insurance Company is a proud member of the Great American Financial Resources(R), Inc. family of companies, and we appreciate the opportunity to serve you.

The enclosed document is the December 31, 2004 Annual Report for The Timothy Plan Conservative Growth Variable Series. Per our correspondence earlier this year, this annual report was not available when we sent the annual reports for the other Subaccounts to which you had money allocated as of the prior year end.

Please note any discussion of performance within the portfolio reports may differ from performance information reported by our company. This is because performance reported by our company includes your contract's fees and charges. Keep in mind, past performance cannot predict or guarantee future returns.

If you have any questions, please contact either your investment professional or the Annuity Investors(R) Life Variable Annuity Service Center at (800) 789-6771. We thank you for your business and look forward to serving you in the future.

Sincerely,

Great American Financial Resources


This report is for the information of owners of, and participants in, contracts issued by Annuity Investors Life Insurance Company. It is authorized for distribution to others only when preceded or accompanied by a current prospectus, which contains complete information, including charges and expenses. For more information or to request a prospectus, call toll free, (800) 789-6771.

PRINCIPAL UNDERWRITER/DISTRIBUTOR:  GREAT AMERICAN        OUR SUBSIDIARIES INCLUDE:  Great American Life Insurance Company(R)
ADVISORS(R), INC., member NASD, and an affiliate of       Annuity Investors Life Insurance Company(R)
Annuity Investors Life Insurance Company,                 Loyal American Life Insurance Company(SM)
525 Vine Street, Cincinnati, OH 45202                     United Teacher Associates Insurance Company
                                                          Great American Life Assurance Company(R) of Puerto Rico